Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Net loss before income tax	$ (16,466,780)	$ (35,399,257)	$ (18,140,997)
Statutory rate	19.00%	19.25%	20.00%
Expected income tax recovery	$ (3,128,688)	$ (6,814,357)	$ (3,628,199)
Impact on income tax expense/recovery from
Change in valuation allowance	(1,159,720)	4,210,615	1,336,161
Permanent differences - liability related to options and warrants	0	(6,706)	(130,061)
Tax rate difference in foreign jurisdictions	2,686,296	801,056	80,986
Change of tax rate due to U.S. tax reform	0	2,506,519	0
Change of tax rate from prior year	1,602,112	(697,127)	2,341,113
Income tax expense	$ 0	$ 0	$ 0